Schedule of investments
Macquarie Tax-Free Oregon Fund	September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.64%
Education Revenue Bonds — 11.65%
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	$ 475,610
Series A 144A 5.00% 6/15/49 #	500,000	438,195
(Redmond Proficiency Academy Project) Series A 144A 5.625% 6/15/55 #	310,000	304,467
(University of Portland Projects)
Series A 5.00% 4/1/55	1,500,000	1,510,350
Series A 5.50% 4/1/49	1,235,000	1,295,379
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	402,175
Oregon State University Revenue
Series A 4.25% 4/1/52	750,000	728,910
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	825,110
		5,980,196
Electric Revenue Bonds — 5.12%
City of Eugene, Oregon Electric Utility System Revenue
5.00% 8/1/49	1,500,000	1,577,010
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/44	250,000	255,185
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	165,000
Series TT 5.00% 7/1/32 ‡	380,000	261,250
Series XX 5.25% 7/1/40 ‡	535,000	367,812
		2,626,257
Healthcare Revenue Bonds — 16.01%
Astoria Hospital Facilities Authority Revenue
(Columbia Memorial Hospital Project) 5.25% 8/1/49	1,050,000	1,053,528
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AG)	1,000,000	737,200
Clackamas County Hospital Facility Authority Revenue
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	482,040
Oregon Health & Science University Revenue
(Green Bonds)
Series A 3.00% 7/1/51	1,815,000	1,246,887
NQ- FIE [0925] 1125 (4967853)    1

Schedule of investments
Macquarie Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon Health & Science University Revenue
(Green Bonds)
Series A 4.00% 7/1/51	450,000	$ 407,497
Oregon State Facilities Authority Revenue
(Samaritan Health Services Project) Series A 5.00% 10/1/46	500,000	493,160
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/47	865,000	709,975
(Salem Health Projects)
Series A 4.00% 5/15/41	960,000	898,954
Series A 4.00% 5/15/49	310,000	274,635
Series A 5.00% 5/15/39	75,000	77,515
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	101,544
5.00% 7/1/41	535,000	536,728
5.00% 7/1/47	500,000	498,765
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	840,000	698,343
		8,216,771
Housing Revenue Bonds — 5.72%
Oregon State Housing & Community Services Department Revenue
(Single-Family Mortgage Program)
Series A 4.60% 7/1/44	1,175,000	1,185,904
Series A 4.75% 1/1/49	1,000,000	1,004,410
Series C 4.55% 1/1/46 (GNMA)	750,000	747,735
		2,938,049
Industrial Development Revenue/Pollution Control Revenue Bond — 1.11%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 0.60% 5/15/57 ^	12,355,000	571,666
		571,666
Local General Obligation Bonds — 24.08%
City of Bend, Oregon
5.00% 6/1/43	1,000,000	1,079,830
5.00% 6/1/54	500,000	522,135
2    NQ- FIE [0925] 1125 (4967853)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Cannon Beach, Oregon
5.00% 6/1/49	500,000	$ 524,310
City of Medford, Oregon
Series A 2.00% 6/1/33	350,000	313,922
City of Newport, Oregon
Series B 12.101% 6/1/29 (AG) ^	1,225,000	1,099,499
City of Portland, Oregon
(Transportation Projects) Series A 3.00% 10/1/33	300,000	298,440
City of Redmond, Oregon
(Airport Expansion Projects) Series A 5.50% 6/1/52 (AMT)	750,000	793,012
Clackamas & Washington Counties School District No. 3
Series A 1.779% 6/15/35 ^	1,250,000	850,037
Clackamas County School District No. 35 Molalla River, Oregon
5.25% 6/15/54	1,000,000	1,061,370
Deschutes County Administrative School District No. 1 Bend-La Pine, Oregon
4.00% 6/15/45	250,000	241,893
Linn County Community School District No. 9 Lebanon, Oregon
5.50% 6/15/27 (NATL)	1,000,000	1,051,170
Multnomah County, Oregon School District No. 1 Portland, Oregon
3.00% 6/15/34	500,000	488,030
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	5,000,000	1,341,800
Washington & Multnomah Counties Beaverton School District No. 48J
Series A 4.478% 6/15/40 ^	750,000	395,580
(Current Interest Bonds)
Series B 5.00% 6/15/50	500,000	525,095
Series B 5.00% 6/15/52	300,000	310,707
Series B 5.00% 6/15/53	1,000,000	1,048,290
(Deferred Interest Bonds) Series A 5.15% 6/15/44 ^	1,000,000	412,040
		12,357,160
Special Tax Revenue Bonds — 14.45%
Commonwealth of Puerto Rico Revenue
1.854% 11/1/51 •	90,145	60,960
NQ- FIE [0925] 1125 (4967853)    3

Schedule of investments
Macquarie Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
3.394% 11/1/43 •	1,006,669	$ 666,918
(Subordinate) 2.426% 11/1/51 •	976,576	578,622
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,073,956	1,044,102
Oregon State Department of Administrative Services Lottery Revenue
(Tax-exempt Projects) Series A 5.25% 4/1/45	1,000,000	1,091,030
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,325,000	2,188,197
Series A-1 5.578% 7/1/46 ^	1,356,000	463,047
Series A-1 6.116% 7/1/51 ^	2,801,000	704,563
Tri-County Metropolitan Transportation District of Oregon Revenue
(Sustainability Bonds) Series A 3.00% 9/1/37	405,000	370,956
(Unrefunded) Series A 4.00% 9/1/40	245,000	244,995
		7,413,390
State General Obligation Bonds — 5.48%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	250,000	224,117
Series A-1 4.00% 7/1/46	500,000	432,135
Oregon State
(Article XI-Q State Projects)
Series A 5.25% 5/1/44	1,000,000	1,099,550
Series A 5.25% 5/1/50	500,000	537,805
(Veterans’ Welfare Bonds) Series I 5.10% 6/1/50	500,000	516,315
		2,809,922
Transportation Revenue Bonds — 9.43%
Oregon State Department of Transportation Revenue
(Senior Lien) Series A 5.25% 11/15/47	750,000	798,405
(Subordinate) Series A 5.00% 11/15/39	110,000	116,882
4    NQ- FIE [0925] 1125 (4967853)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port of Portland Oregon Airport Revenue
Series 28 4.00% 7/1/47 (AMT)	555,000	$ 499,728
Series 28 5.00% 7/1/52 (AMT)	250,000	251,942
(Green Bonds)
Series 29 5.50% 7/1/53 (AMT)	1,500,000	1,573,800
Series 30A 5.25% 7/1/54 (AMT)	1,000,000	1,035,880
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	500,000	562,950
		4,839,587
Water & Sewer Revenue Bonds — 5.59%
City of Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/47	500,000	524,870
Series A 5.00% 10/1/54	750,000	782,085
Medford Water Commission Revenue
5.00% 7/15/54	500,000	519,675
Tualatin Valley Water District Revenue
5.00% 6/1/54	1,000,000	1,041,830
		2,868,460
Total Municipal Bonds (cost $50,919,173)		50,621,458
	Principal amount
Short-Term Investments — 0.20%
Variable Rate Demand Note — 0.20%
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 3.70% 8/1/34 (LOC - TD Bank, N.A.)¤	100,000	100,000
Total Short-Term Investments (cost $100,000)		100,000
Total Value of Securities—98.84% (cost $51,019,173)		50,721,458

Receivables and Other Assets Net of Liabilities—1.16%		597,100
Net Assets Applicable to 4,248,059 Shares Outstanding—100.00%		$51,318,558
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
NQ- FIE [0925] 1125 (4967853)    5

Schedule of investments
Macquarie Tax-Free Oregon Fund
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $1,218,272, which represents 2.37% of the Fund’s net assets.
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
GNMA – Government National Mortgage Association
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
6    NQ- FIE [0925] 1125 (4967853)